Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets

5. PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2020	2021
	RMB	RMB
Prepaid marketing expenses and service fee	47,398	234,490
Receivables from third-party on-line payment platforms	41,221	63,866
Deposits	37,780	63,814
Staff loans and advances	32,902	52,695
Receivables related to the exercise of share-based awards*	—	289,822
Others	5,609	19,896

Total	164,910	724,583

*
It represented receivables from a third-party share option brokerage platform and certain employees for the exercise of share options, which were settled before these consolidated financial statements are issued.